Trade receivables - Disclosure of Movements of the Provision for the Impairment of Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	€ 469,636
Financial assets at end of period	391,528	€ 469,636
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	191,469
Financial assets at end of period	248,227	191,469
Trade receivables | Less: Loss allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	(2,062)	(2,128)
Income statement charge for the year	(3,763)	(614)
Write-offs	236	142
Reversal of unused amounts	1,424	510
Exchange differences	38	28
Financial assets at end of period	€ (4,127)	€ (2,062)